ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accumulated Deficit	$ 25,775,716		$ 25,775,716		$ 15,434,595	$ 11,231,967
Working capital deficit	1,159,458		1,159,458
Line of Credit Facility, Cash Available for use					1,600,000
Cash and Cash Equivalents	1,454,545		1,454,545		55,901
Proceeds from debt					1,505,000
Revenues	1,882,129	$ 179,744	3,127,112	$ 560,069	735,717	1,030,113
Upfront license fees	0	0	1,000	5,000	5,000	375,000
Product sales	1,882,129	$ 179,744	3,126,112	$ 555,069	730,717	655,113
Accounts receivable					83,097
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	1,767,000		1,767,000
Revenue Recognition, Sales Returns, Reserve for Sales Returns					5,000	24,000
Estimated reserve for sales returns and allowances	$ 104,000		$ 104,000		5,000
Retailer 1
Revenues					$ 131,900	$ 171,600
Concentration Risk, Percentage					18.00%	16.00%
Retailer 1 | Accounts Receivable [Member]
Concentration Risk, Percentage					19.00%	11.00%
Partner 1
Revenues					$ 102,300	$ 0
Concentration Risk, Percentage					14.00%	0.00%
Partner 1 | Accounts Receivable [Member]
Concentration Risk, Percentage					54.00%
Partner 2
Revenues					$ 84,500	$ 0
Concentration Risk, Percentage					11.00%	0.00%
Partner 2 | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%
Partner 3
Revenues					$ 0	$ 175,000
Concentration Risk, Percentage					0.00%	17.00%
Partner 3 | Accounts Receivable [Member]
Concentration Risk, Percentage						44.00%
Partner 4
Revenues					$ 50,000	$ 245,380
Concentration Risk, Percentage					0.00%	23.00%
Partner 4 | Accounts Receivable [Member]
Concentration Risk, Percentage						27.00%